Intangible assets, net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets
Amortization expense	$ 65	$ 90	$ 91
Licensing Agreements
Finite-Lived Intangible Assets
Estimated useful life (in years)	3 years